Fair value of assets and liabilities - Financial Instruments Recorded at Fair Value on a Recurring Basis (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Assets
Financial guarantee derivative	¥ 1,038,258	$ 142,241	¥ 0
Transfer to level 3 fair value assets	0
Transfer to level 3 fair value liabilities	0
Transfer level 1 to level 2 fair value assets	0
Transfer level 2 to level 1 fair value assets	0
Transfer level 1 to level 2 fair value liabilities	0
Transfer level 2 to level 1 fair value liabilities	0
Recurring
Assets
Financial guarantee derivative	1,038,258	142,241	0
Financial investments	266,684,257	36,535,593	423,946,298
Total assets	267,722,515	36,677,834	423,946,298
Level 1 | Recurring
Assets
Financial guarantee derivative	0	0
Financial investments	0	0	56,181,082
Total assets	0	0	56,181,082
Level 2 | Recurring
Assets
Financial guarantee derivative	0	0
Financial investments	0	0	0
Total assets	0	0	0
Level 3 | Recurring
Assets
Financial guarantee derivative	1,038,258	142,241
Financial investments	266,684,257	36,535,593	367,765,216
Total assets	¥ 267,722,515	$ 36,677,834	¥ 367,765,216